Note 8 - Equity in earnings of non-consolidated companies (Tables)	12 Months Ended
Dec. 31, 2025
Note 8 - Equity in earnings of non-consolidated companies
Disclosure of Detailed Information About Equity in Earnings of Nonconsolidated Companies [TextBlock]
	Year ended December 31,
	2025	2024	2023
Earnings from non-consolidated companies	58,038	8,548	104,897
Remeasurement of previously held interest	-	-	4,506
Bargain purchase gain	-	-	11,487
Net loss related to participation increase in Usiminas	-	-	(25,486)
	58,038	8,548	95,404